Discontinued operations - Details of the sale of the Disposal Group (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Less: Cash and bank balances disposed of	¥ (1,947,922)	¥ (1,379,473)	¥ (1,907,776)	¥ (1,399,370)
OneConnect Bank (the "Disposal Group")
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration received, less transaction cost paid	839,087
Less: Cash and bank balances disposed of	(115,916)
Net cash inflow from disposal	723,171
Gain (loss) on sale before income tax and reclassification reserve
Cash consideration received, less transaction cost paid	839,087
Carrying amount of net assets sold	560,713
Gain on sale before income tax and reclassification reserve	278,374
Reclassification of foreign currency translation reserve	(30,180)
Reclassification of fair value change reserve	11,943
Gain on sale after income tax	¥ 260,137